Other disclosures (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Disclosures
Deferred Revenues For The Premium Received For Providing Guarantees	R$ 382,255	R$ 356,226	R$ 285,218
Third-party securities held in custody	37,998,502	35,519,498	27,283,548
Non-cancellable operating leases contracts with indeterminate mature	801	880	918
Payment of operating leases recognized as expenses	R$ 369,482	R$ 358,656	R$ 700,958